SCHEDULE OF UNAUDITED PRO FORMA (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Oct. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 66,120	$ 73,492	$ 244,609	$ 224,072
Net Income (Loss) from continuing operations	$ 1,032	$ 9,924	$ (1,710)	$ 26,645